Equity-Accounted Investees - Summary of Interest (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investments accounted for using equity method [abstract]
Interest in joint venture	$ 413,124	$ 538,331